March 8, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Premier International Funds, Inc.
- Dreyfus Premier International Growth Fund
- Dreyfus Premier Greater China Fund
1933 Act File No. 33-44254
1940 Act File No. 811-6490
CIK No. 881773

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and the Combined Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in the most recent amendment, Post-Effective Amendment No. 32 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2005.

Please address any comments or questions to the undersigned at (212) 922-6757.

Very truly yours, /s/Shana Joseph Shana Joseph Paralegal

cc: Michael A. Rosenberg